Inventories	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
(4)	Inventories

Inventories by major category consist of the following:

	December 31,
	2014	2015
	RMB	RMB	US$

Raw materials	577,314	318,852	49,222
Work-in-progress	389,570	351,432	54,252
Finished goods	1,132,198	814,030	125,665
Total inventories	2,099,082	1,484,314	229,139

Inventory write-downs due to the lower of cost or market assessment amounted to RMB 4,958, RMB 4,208 and RMB 31,930 (US$  4,929) for the years ended December 31, 2013, 2014 and 2015, respectively, and were recorded as cost of revenues in the Consolidated Statements of Comprehensive Loss. Inventory write-downs of RMB 31,930 (US$  4,929) in 2015 were mainly due to obsolete spare parts.